UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment  Company  Act  file  number          811-3906
                                                --------

               PC&J  Performance  Fund
               -----------------------
     (Exact  name  of  registrant  as  specified  in  charter)

     120  West  Third  Street,  Suite  300,  Dayton,  Ohio  45402-1819
     -----------------------------------------------------------------
     (Address  of  principal  executive  offices)
(Zip  code)

     PC&J  Service  Corp.,  120  West  Third  Street,  Suite  300,  Dayton, Ohio
     ---------------------------------------------------------------------------
45402-1819
     -----
     (Name  and  address  of  agent  for  service)

Registrant's  telephone  number,  including  area  code:     937-223-0600
                                                             ------------

Date  of  fiscal  year  end:     December  31
                                 ------------

Date  of  reporting  period:       September  30,  2004
                            ---------------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under  the  clearance  requirements  of  44  U.S.C.   3507.

ITEM  1.  SCHEDULE  OF  INVESTMENTS.

PC&J  PERFORMANCE  FUND
-----------------------

SCHEDULE  OF  INVESTMENTS
September  30,  2004
(UNAUDITED)


Number of                                                 Market    Percent of
Shares                       Security                     Value     Net Assets

             COMMON STOCKS AND EXCHANGE TRADED FUNDS
Industrials
18,000       Cendant Corp                              $   388,800
39,000       General Electric Co                         1,309,620
17,000       Honeywell Int'l                               609,620
11,000       Ingersoll-Rand Co CL A                        747,670
7,000        United Technologies Corp                      653,660
                                                         3,709,370       10.1%

Technology
10,000       Auto Data Processing                          413,200
20,000       Cisco Sys Inc (1)                             362,000
35,000       E M C Corp (1)                                403,900
22,000       Intel Corp                                    441,320
44,000       Microsoft Corp                              1,216,600
11,000       Nasdaq 100 Tr Ser 1 (2)                       386,540
19,000       SPDR Technology (2)                           363,280
8,000        Semiconductor Hldrs Tr (2)                    241,920
8,000        Software Hldrs Tr (2)                         277,920
12,000       iShares Tr Gldm Sachs Tech (2)                491,520
15,000       iShares Tr Gldm Schs Network (1) (2)          401,100
                                                         4,999,300       13.6%

Telecommunications
37,000       AT&T  Wireless Svcs Inc (1)                   546,860
18,000       Nextel Communications Cl A (1)                429,120
                                                           975,980        2.7%

Healthcare
5,000        Johnson & Johnson                             281,650
10,000       Medtronic Inc                                 519,000
23,000       Pfizer Inc                                    703,800
10,500       UnitedHealth Group Inc                        774,270
2,000        Zimmer Hldgs Inc (1)                          158,080
27,400       iShares Tr DJ US Health Care (2)            1,527,276
5,500        iShares Tr Nasdaq Bio Index (1) (2)        $  384,615
                                                         4,348,691        11.9%

Consumer Staple
8,000        Anheuser Busch Co Inc                         399,600
13,000       Pepsico Inc                                   632,450
26,000       SPDR Consumer Staples (2)                     563,160
17,000       Wal Mart Stores Inc                           904,400
35,000       iShares Tr DJ Con Non Cycl (2)              1,684,200
                                                         4,183,810        11.4%

Consumer Discretionary
39,000         Comcast Corp Cl A (1)                     1,101,360
8,000          Dow Jones & Co                              324,880
17,000         McDonalds Corp                              476,510
5,000          Omnicom Group Inc                           365,300
18,000         SPDR Consumer Discretionary (2)             561,600
54,200         Time Warner Inc (1)                         874,788
                                                         3,704,438        10.1%

Financial Services
9,600          American Express Co                         494,016
9,534          American Int'l Group Inc                    648,217
22,000         Citigroup Inc                               970,640
17,300         E Trade Group Inc (1)                       197,566
15,000         First Horizon Nat'l Corp                    650,400
21,000         J P Morgan Chase & Co Inc                   834,330
32,000         National Commerce Financial               1,094,720
23,000         P M I Group Inc                             933,340
13,000         Wells Fargo & Co                            775,190
11,000         iShares Tr DJ US Finl Sec (2)               992,750
                                                         7,591,169       20.7%

Materials
    9,000      Dow Chemical Co                             406,620
   29,000      SPDR Materials (2)                          798,950
                                                         1,205,570        3.3%

Energy
6,000          Anadarko Petroleum Corp                     398,160
20,346         Exxon Mobil Corp                            983,322
5,000          Oil Service Holders Trust (2)               408,500
14,000         SPDR Energy (2)                             489,020
                                                         2,279,002         .2%

Utilities
35,000         SPDR Utilities (2)                          876,750        2.4%

Diversified Indexed Trusts
19,500         iShares Mrngstar Large Val Index (1)(2)  $1,188,330        3.2%

           TOTAL COMMON STOCKS AND EXCHANGE TRADED FUNDS
           (Cost $29,173,059)                           35,062,410       95.6%

           CONVERTIBLE BONDS

397,000        Nortel Equity Linked Note                   188,178        0.5%
               14.000% Due 03-03-05

           TOTAL CONVERTIBLE BONDS
           (Cost $235,822)                                 188,178

           SHORT-TERM OBLIGATIONS

           First American Treasury Obligations               6,417
           Federated Prime Obligations                   1,400,000

           TOTAL SHORT-TERM OBLIGATIONS                  1,406,417        3.8%
           (Cost $1,406,417)

           TOTAL INVESTMENTS
           (Cost $30,815,298)                          $36,657,005       99.9%

           (1) Non-income producing security
           (2) Exchange Traded Funds, or baskets of stocks giving exposure to certain market segments.

PC&J  PERFORMANCE  FUND
-----------------------

NOTES  TO  SCHEDULE  OF  INVESTMENTS
September  30,  2004
(UNAUDITED)

A.  SECURITY  VALUATIONS

Securities that are traded on any national exchange are generally valued at the last quoted sales price or, if unavailable, the last bid price. Securities that are traded on the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Securities may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. If the Adviser decides through the due diligence process that the last sale price, last bid price, or NASDAQ Official Closing Price does not accurately reflect current value and therefore market quotations are not readily available, the security is valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

B.  INVESTMENT  TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the specific lot method.

Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the nine months ended September 30, 2004 aggregated $12,989,412 and $13,797,107, respectively.

At September 30, 2004, gross unrealized appreciation on investments was $6,681,241 and gross unrealized depreciation on investments was $839,534 for a net unrealized appreciation of $5,841,707 for financial reporting and federal income tax purposes.

ITEM  2.  CONTROLS  AND  PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of November 17, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM  3.  EXHIBITS.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J  Performance  Fund

By:
November  17,  2004         /s/________________________________________________
Date                            Kathleen  Carlson,  Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
November  17,  2004         /s/________________________________________________
Date                            Leslie  O.  Parker  III,  President

By:
November  17,  2004         /s/________________________________________________
Date                            Kathleen  Carlson,  Treasurer